Summary of Significant Accounting Policies Backlog and Contract Assets and Liabilities (Details 5) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Revenue, Remaining Performance Obligation, Amount	$ 64,800
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Explanation	We expect to recognize approximately 45 percent and 70 percent of our December 31, 2019 backlog as revenue over the next 12 and 24 months, respectively, with the remainder to be recognized thereafter.
Unbilled Receivables, Current	$ 5,334	$ 5,026
Amount of increase (decrease) in Unbilled Receivables	$ 308
Percent increase (decrease) in Unbilled Receivables	6.00%
Contract with Customer, Liability, Current	$ (2,237)	(1,917)
Amount of decrease (increase) in Contract with Customer, Liability, Current	$ (320)
Percent decrease (increase) in Contract with Customer, Liability, Current	17.00%
Contract with Customer, Asset, Net, Current	$ 3,097	3,109
Amount of increase (decrease) in net contract assets (liabilities)	$ (12)
Percent increase (decrease) in net contract assets (liabilities)	0.00%
Contract with Customer, Liability, Revenue Recognized	$ 1,300	$ 1,300	$ 1,200